Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Schedule of Lease Expense

The components of lease expense were as follows:

	Nine months ended September 30,
Lease Costs	2023	2022
Operating Lease Cost
Operating Lease	$200,283	$333,046
Variable Lease Costs	311,126	637,420
Total Lease Cost	$511,409	$970,466

The components of lease expense were as follows:

	Year ended December 31,
Lease Costs	2022	2021
Operating Lease Cost
Operating Lease	$657,797	$-
Variable Lease Costs	1,112,913	-
Total Lease Cost	$1,770,710	$-

Schedule of Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	Nine months ended September 30,
Other Lease Information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$511,409	$970,466

Supplemental cash flow information related to leases were as follows:

	Year ended December 31,
Other Lease Information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$626,304	$-

Schedule of Remaining Weighted-average Lease Term and Weighted-average Discount Rate
	Nine months ended September 30,
	2023	2022
Lease Term and Discount
Weighted Average remaining lease term	1.79 years	3 years
Weighted Average discount rate	5.0%	5.0%

	Year ended December 31,
	2022	2021
Lease Term and Discount
Weighted Average remaining lease term	0.53 years	-
Weighted Average discount rate	5.0%	-

Schedule of Maturity of Lease Liabilities

Future minimum lease payments under non-cancellable leases as of September 30, 2023 were as follows:

Maturity of Lease Liabilities

September 30, 2023
Remainder of 2023	$20,722
2024	74,402
2025	17,444
Total Lease payments	112,568
Less: Interest	(3,711)
Present Value of Lease Liabilities	$108,857

Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

Maturity of Lease Liabilities
December 31, 2022
2023	281,050
2024	69,309
2025	17,444
Total Lease payments	367,803
Less: Interest	(9,634)
Present Value of Lease Liabilities	358,169